Share Capital and Share Premium (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital and Share Premium [Abstract]
Schedule of group's share capital
	Number of shares	Share capital	Share premium
Shares outstanding as December 31, 2020	3,408,646	341	11,312,643
Issuance of shares	2,491,247	249	6,257,155
Issuance of rights	-	-	7,149,995
Shares outstanding as December 31, 2021	5,899,893	590	24,719,793
Issuance of shares	54,733,443	5,473	53,239,760
Shares outstanding as December 31, 2022	60,633,336	6,063	72,959,554

	Number of shares	Share capital	Share premium
Authorized Common shares of US$0.0001 as at December 31, 2022	150,000,000	$15,000	$-
Issue and fully paid common shares of US$0.0001 as at December 31, 2020	3,408,646	341	$11,312,643
Issue and fully paid common shares of US$0.0001 as at December 31, 2021	5,899,893	590	$24,719,794
Issue and fully paid common shares of US$0.0001 as at December 31, 2022	60,633,336	6,063	$72,959,554

Schedule of series A, C and D Convertible Preferred Stock converted certain preferred stock to common stock
	Preferred A		Preferred C		Preferred D
	shares	Amount $	Shares	Amount $	Shares	Amount $
At December 31, 2020	-	-	-	-	-	-
New issued during the year	1,500,000	1,500,000	150,000	1,500,000	100,000	3,900,000
Converted to common stock	(260,000)	(260,000)	-	-	(20,000)	(780,000)
At December 31, 2021	1,240,000	1,240,000	150,000	1,500,000	80,000	3,120,000
Changes	-	-	-	-	-	-
At December 31, 2022	1,240,000	1,240,000	150,000	1,500,000	80,000	3,120,000